Share-based Payment - Summary of Options Granted Priced Using Binomial Option Pricing Model (Detail) - yr	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life	1,000
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life	400
Risk-free rate		1.81%
Expected volatility rate		48.52%
Expected dividend yield	0.00%	0.00%
Performance Share Units | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	2.99%
Expected volatility rate	38.00%
Early exercise multiplier		2.4
Performance Share Units | Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	1.61%
Expected volatility rate	37.40%
Early exercise multiplier		2.8